Schedule of Fixed Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 537	$ 534	$ 544
Accumulated depreciation	(339)	(304)	(169)
Fixed assets, net	198	230	375
Fixed assets, net	198	230	375
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 18	$ 18	7
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 221	$ 221	221
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 187	$ 187	187
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 111	$ 108	$ 129
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year	1 year
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years